SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

(a) Description of the share incentive plan

Share-based awards include share options related to Class A ordinary shares granted to employees, RSUs for Class A ordinary shares granted to employees, and restricted stock awards (“RSAs”) for Class B ordinary shares granted to two founders, under the share incentive plan since the inception of the Company.

In November 2016, the Company adopted the Pony AI Inc. 2016 Share Plan (the “2016 Plan”) pursuant to which the Board may grant share-based awards as an incentive. After several share splits and amendments, the number of ordinary shares reserved for issuance under the 2016 Plan has been updated to 58,427,257 ordinary shares since January 2020.

Share options generally have a 10-year contractual term and vest over a four-year period starting from the date specified in each agreement. The share options will vest in accordance with the vesting schedules set out in the respective share award agreements with vesting period ranging from 2 to 5 years. In addition to the above service condition, certain share options and RSUs also include performance vesting condition which is contingent on the completion of an IPO or a sale event.

In April 2023, based on the share buyback plan (the “Buyback Plan”) approved on March 24, 2022, the Company agreed to buy back from certain eligible employees all or a portion of their RSUs and share options, including 232,608 RSUs and 75,275 share options, respectively, at a per share purchase price of $11.6 (or for the share options, a settlement price at $11.6 minus exercise price as applicable, collectively the “Repurchase/Settlement Price”). For awards vested before the settlement date, the Company paid $3.1 million in cash to settle the vested awards and recorded a reduction to additional paid-in capital of $3.1 million. For certain awards with performance vesting condition which is contingent on the completion of an IPO or a sale event, such awards were considered not probable of vesting as of the settlement date, accordingly, the entire settlement price paid was charged to compensation expenses amounted to $0.5 million, which is included in R&D expenses and selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss.

In March 2023 and 2024, the Company and certain optionees reached an agreement to exchange their share options with RSUs, at the fixed fair value basis of these share options on the exchange date. As a result, 3,028,913 RSUs and 2,195,928 RSUs were newly granted for the exchange of 3,104,234 and 2,223,175 share options, respectively. As the terms and the fair value of the awards are identical before and after the exchange, there is no impact on the consolidated financial statements.

For the year ended December 31, 2025, a total of 918,320 RSUs were withheld by the Company as a result of net share settlements to satisfy certain employees’ income tax obligations. The Company paid $12.6 million (equal to the fair value of these RSUs on the settlement dates) to settle the employees’ tax obligations related to the RSUs withheld, which is charged directly to the additional paid-in capital. These net share settlements had the effect of share repurchases by the Company as they reduced the number of shares that would have otherwise been issued as a result of the vesting.

(b)Share option activities

A summary of the Company’s share option activities for the year ended December 31, 2025 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Aggregate
	Share Options	Price	(in Years)	Intrinsic Value
Outstanding as of December 31, 2024	8,773,669	0.53	3.33	121,224
Granted	100,915	5.60	—	—
Exercised	(7,236,779)	0.43	—	—
Forfeited or expired	(16,800)	1.76	—	—
Outstanding as of December 31, 2025	1,621,005	1.31	3.76	21,379
Exercisable as of December 31, 2025	1,520,092	1.03	3.39	20,481

13.SHARE-BASED COMPENSATION – continued

(b)Share option activities – continued

The weighted average grant date fair value of share options vested for the years ended December 31, 2023,2024 and 2025, was $4.9, $1.7 and $1.8, respectively. The total grant date fair value of the share options vested for the years ended December 31, 2023,2024 and 2025, was $0.3 million, $13.7 million and $5.0 million, respectively.

Cash received from share option exercises under the Plan for the years ended December 31, 2023,2024 and 2025, was $nil, $nil and $2.63 million, respectively.

(c)RSUs

A summary of the Company’s unvested RSUs for the year ended December 31, 2025 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2024	7,168,226	13.38
Granted	4,534,646	9.48
Vested	(3,002,479)	13.39
Forfeited	(541,496)	10.92
Unvested as of December 31, 2025	8,158,897	11.37

As of December 31, 2024 and 2025, the weighted average remaining contractual life of outstanding RSUs were 5.15 years and 8.89 years, respectively. As of December 31, 2024 and 2025, there were 25,339,599 RSUs and 708 RSUs that have been vested but not settled, respectively.

(d)Valuation

The Company estimates the fair value of the share options on the grant date using the Black-Scholes option- pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which greatly affect the fair value of each share option.

The assumptions used to estimate the fair value of the share options with modifications during the years ended December 31, 2023, are as follows:

Year ended December 31,
Share Option Value Assumptions	2023
Expected term (in years)	0.75 – 1.00
Expected volatility	55.92% – 56.26%
Risk-free interest rate	3.60% – 3.97%
Expected dividend yield	0.00%

Expected Term — The expected term represents the period that the share-based awards are expected to be outstanding.

Expected Volatility — Before the Company’s IPO, the expected volatility is based on the historical and implied volatility of similar companies whose share or share option prices are publicly available after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. Since the Company’s IPO in November 2024, the expected volatility is based on the historical volatility of market price of the Company’s public traded shares.

Risk-Free Interest Rate — The risk-free interest rate used is the constant maturity U.S. Treasury rate corresponding to the applicable time to liquidity.

13.SHARE-BASED COMPENSATION - continued

(d)Valuation - continued

Expected Dividend Yield — The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy after considering the Company’s dividend-paying capacity, its history of paying dividends, and the amount of its prior dividends.

For the years ended December 31, 2023, 2024 and 2025, the share-based compensation expenses were $3.8 million, $127.0 million and $30.8 million, respectively, of which $1.9 million, $102.4 million and $21.1 million, respectively, were included in R&D expenses and $1.9 million, $24.6 million and $9.7 million, respectively, were included in selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. Of such amounts, $0.3 million, $0.1 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively, relate to granted RSAs.

As of December 31, 2025, the unrecognized share-based compensation expenses related to outstanding unvested non-performance share options and RSUs for employees that are expected to vest were approximately nil and $67.9 million, respectively. The unrecognized share-based compensation expenses are expected to be recognized over a weighted-average period of approximately nil and 3.07 years for share options and RSUs, respectively.

As of December 31, 2025, the unrecognized share-based compensation expenses related to the granted RSAs were nil.

There were no share options granted to non-employees during the years ended December 31, 2023, 2024 and 2025.